DETAIL OF SELECTED BALANCE SHEET ACCOUNTS - Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	123,208	96,443	$ 123,586
Less: accumulated depreciation and amortization	(46,112)	(31,871)	(49,835)
Property and equipment, net	77,096	64,572	73,751
Field operating equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	100,379	85,990
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,851	3,550
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	498	455
Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,672	1,122
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,808	4,358
Office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,000	968
Minimum | Field operating equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years	3 years
Minimum | Vehicles
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years	3 years
Minimum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated Useful Life	2 years	2 years
Minimum | Software
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years	3 years
Minimum | Computer equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years	3 years
Minimum | Office equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years	3 years
Maximum | Field operating equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years	10 years
Maximum | Vehicles
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years	5 years
Maximum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years	5 years
Maximum | Software
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years	5 years
Maximum | Computer equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years	5 years
Maximum | Office equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years	5 years